Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2024	2023
Assets:
Marketable securities held in Trust Account	1	$24,075,435	$258,971,518
Liabilities:
Forward Purchase Agreement	3	$49,275	$—

Schedule of Information Regarding the Level 3 Fair Value Measurement Inputs at their Measurement Dates

The following table provides additional quantitative information regarding the Level 3 fair value measurement inputs at their measurement dates for the Forward Purchase Agreements liability:

	At initial issuance	At initial issuance
	November 13, 2024	November 14, 2024	December 31, 2024
Stock Price	$10.79	$10.80	$11.48
Expected Redemption Price	$11.10	$11.10	$11.13
Volatility	9.72%	9.84%	6.70%
Term (in years)	0.95	0.95	$0.81
Risk-free rate	4.38%	4.42%	4.19%
Probability of Business Combination Close	85%	85%	$85%

Schedule of Fair Value of Forward Purchase Agreements Liability

The following table presents the changes in the fair value of Forward Purchase Agreements liability for the period ended December 31, 2024:

Forward Purchase Agreement
January 1, 2024	$—
Initial recognition at November 13, 2024 of 700,000 shares	200,417
Initial recognition at November 14, 2024 of 700,000 and 300,000 shares	284,426
Change in fair value	(435,568)
Fair value of Forward Purchase Agreements liability as of December 31, 2024	$49,275